Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 76,817,000,000	$ 86,622,000,000
Trading assets:
Total derivatives fair value	10,531,000,000	11,151,000,000
Effect of master netting agreements	(8,256,000,000)	(8,206,000,000)
Total derivative assets	2,275,000,000	2,945,000,000
Trading assets	10,058,000,000	9,908,000,000
Other assets	1,261,000,000	971,000,000
Trading liabilities:
Total derivatives fair value	10,946,000,000	11,277,000,000
Effect of master netting agreements	(7,090,000,000)	(8,243,000,000)
Derivative liabilities	3,856,000,000	3,034,000,000
Other liabilities	195,000,000	221,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(751,000,000)	(986,000,000)
Trading liabilities:
Effect of master netting agreements	(635,000,000)	(798,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,498,000,000)	(7,215,000,000)
Trading liabilities:
Effect of master netting agreements	(6,341,000,000)	(7,444,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(7,000,000)	(5,000,000)
Trading liabilities:
Effect of master netting agreements	(114,000,000)	(1,000,000)
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,604,000,000	29,533,000,000
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,382,000,000	20,339,000,000
Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	13,111,000,000	8,957,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,729,000,000	8,060,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,334,000,000	5,758,000,000
Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,137,000,000	5,343,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,901,000,000	2,294,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,740,000,000	2,029,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	943,000,000	1,319,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	13,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	10,295,000,000	10,832,000,000
Trading liabilities:
Total derivatives fair value	10,773,000,000	11,057,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	1,060,000,000	1,297,000,000
Trading liabilities:
Total derivatives fair value	1,347,000,000	1,584,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	9,227,000,000	9,433,000,000
Trading liabilities:
Total derivatives fair value	9,282,000,000	9,456,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	8,000,000	102,000,000
Trading liabilities:
Total derivatives fair value	138,000,000	13,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	236,000,000	319,000,000
Trading liabilities:
Total derivatives fair value	173,000,000	220,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	214,000,000	205,000,000
Trading liabilities:
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	22,000,000	114,000,000
Trading liabilities:
Total derivatives fair value	173,000,000	220,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(8,256,000,000)
Total assets	88,136,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 25,300,000,000
Percentage of total assets prior to netting	26.00%
Trading liabilities:
Percentage of total liabilities prior to netting	19.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 70,939,000,000
Percentage of total assets prior to netting	74.00%
Trading liabilities:
Percentage of total liabilities prior to netting	81.00%
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0
Percentage of total assets prior to netting	0.00%
Trading liabilities:
Percentage of total liabilities prior to netting	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 76,817,000,000	86,622,000,000
Trading assets:
Debt instruments	3,501,000,000	3,491,000,000
Equity instruments	4,518,000,000	3,791,000,000
Effect of master netting agreements	(8,256,000,000)	(8,206,000,000)
Trading assets	10,058,000,000	9,908,000,000
Other assets	872,000,000	514,000,000
Total other assets	1,108,000,000	833,000,000
Total assets		97,501,000,000
Trading liabilities:
Total trading liabilities	6,226,000,000	5,385,000,000
Effect of master netting agreements	(7,090,000,000)	(8,243,000,000)
Other liabilities	22,000,000	1,000,000
Total derivative liabilities designated as hedging	195,000,000
Total liabilities	6,421,000,000	5,606,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,604,000,000	29,533,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,382,000,000	20,339,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	13,111,000,000	8,957,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,729,000,000	8,060,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,334,000,000	5,758,000,000
Assets measured at fair value on a recurring basis | Operating segments | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,137,000,000	5,343,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,935,000,000	2,977,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,901,000,000	2,294,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,740,000,000	2,029,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	943,000,000	1,319,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	13,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Effect of master netting agreements	(8,256,000,000)	(8,206,000,000)
Total derivative assets	2,039,000,000	2,626,000,000
Trading liabilities:
Effect of master netting agreements	(7,090,000,000)	(8,243,000,000)
Derivative liabilities	3,683,000,000	2,814,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Effect of master netting agreements	(751,000,000)	(986,000,000)
Trading liabilities:
Effect of master netting agreements	(635,000,000)	(798,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,498,000,000)	(7,215,000,000)
Trading liabilities:
Effect of master netting agreements	(6,341,000,000)	(7,444,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Effect of master netting agreements	(7,000,000)	(5,000,000)
Trading liabilities:
Effect of master netting agreements	(114,000,000)	(1,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	309,000,000	311,000,000
Trading liabilities:
Derivative liabilities	712,000,000	786,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	1,729,000,000	2,218,000,000
Trading liabilities:
Derivative liabilities	2,941,000,000	2,012,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	1,000,000	97,000,000
Trading liabilities:
Derivative liabilities	30,000,000	16,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	236,000,000	319,000,000
Trading liabilities:
Derivative liabilities	173,000,000	220,000,000
Total derivative liabilities designated as hedging		221,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	214,000,000	205,000,000
Trading liabilities:
Derivative liabilities	0
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	22,000,000	114,000,000
Trading liabilities:
Derivative liabilities	173,000,000	220,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	2,520,000,000	2,474,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	23,000,000	97,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,043,000,000	33,770,000,000
Trading assets:
Debt instruments	1,246,000,000	1,590,000,000
Equity instruments	4,518,000,000	3,791,000,000
Trading assets	5,771,000,000	5,395,000,000
Other assets	486,000,000	294,000,000
Total other assets	486,000,000	294,000,000
Total assets		$ 39,459,000,000
Percentage of total assets prior to netting		37.00%
Trading liabilities:
Total trading liabilities	2,548,000,000	$ 2,476,000,000
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	2,548,000,000	$ 2,476,000,000
Percentage of total liabilities prior to netting		18.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,604,000,000	$ 29,533,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,439,000,000	4,237,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	7,000,000	14,000,000
Trading liabilities:
Total derivatives fair value	17,000,000	6,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	7,000,000	10,000,000
Trading liabilities:
Total derivatives fair value	8,000,000	6,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	4,000,000
Trading liabilities:
Total derivatives fair value	9,000,000	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	2,508,000,000	2,373,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	23,000,000	97,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	57,774,000,000	52,852,000,000
Trading assets:
Debt instruments	2,255,000,000	1,901,000,000
Equity instruments	0	0
Trading assets	12,543,000,000	12,719,000,000
Other assets	386,000,000	220,000,000
Total other assets	622,000,000	539,000,000
Total assets		$ 66,110,000,000
Percentage of total assets prior to netting		63.00%
Trading liabilities:
Total trading liabilities	10,768,000,000	$ 11,152,000,000
Other liabilities	22,000,000	1,000,000
Total derivative liabilities designated as hedging	195,000,000
Total liabilities	10,963,000,000	$ 11,373,000,000
Percentage of total liabilities prior to netting		82.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	15,943,000,000	16,102,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	13,111,000,000	8,957,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,729,000,000	8,060,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,334,000,000	5,758,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,137,000,000	5,343,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,935,000,000	2,977,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,901,000,000	2,294,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,740,000,000	2,029,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	943,000,000	1,319,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	13,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	10,288,000,000	10,818,000,000
Trading liabilities:
Total derivatives fair value	10,756,000,000	11,051,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	1,053,000,000	1,287,000,000
Trading liabilities:
Total derivatives fair value	1,339,000,000	1,578,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	9,227,000,000	9,433,000,000
Trading liabilities:
Total derivatives fair value	9,282,000,000	9,456,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	8,000,000	98,000,000
Trading liabilities:
Total derivatives fair value	135,000,000	17,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	236,000,000	319,000,000
Trading liabilities:
Total derivatives fair value	173,000,000	220,000,000
Total derivative liabilities designated as hedging		221,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	214,000,000	205,000,000
Trading liabilities:
Total derivatives fair value	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	22,000,000	114,000,000
Trading liabilities:
Total derivatives fair value	173,000,000	220,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	12,000,000	101,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets		$ 0
Percentage of total assets prior to netting		0.00%
Trading liabilities:
Total trading liabilities	0	$ 0
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	0	$ 0
Percentage of total liabilities prior to netting		0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 153,000,000	$ 138,000,000